Other administrative expenses - Operating leases (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of operating leases
Leases	SEK (31)	SEK (27)	SEK (26)
Future minimum rentals payable under non-cancellable operating leases
Total future minimum rentals payable under non-cancellable operating leases	(120)	(151)	(171)
No later than one year
Future minimum rentals payable under non-cancellable operating leases
Total future minimum rentals payable under non-cancellable operating leases	(32)	(31)	(26)
Later than one year and not later than five years
Future minimum rentals payable under non-cancellable operating leases
Total future minimum rentals payable under non-cancellable operating leases	SEK (88)	SEK (120)	SEK (145)